CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Cash and cash equivalents at banks and on hand	$ 448	$ 928
Cash equivalents with original maturity of less than three months	1,454	2,179
Cash and cash equivalents	1,902	$ 3,107
Trade and other payables
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Current deposits from customers	426
Pakistan
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Cash and cash equivalents	$ 165